UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexandra Investment Management, LLC
Address: 780 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  28-10827

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Polemeni
Title:     Chief Legal Officer and Chief Compliance Officer
Phone:     212-301-1800

Signature, Place, and Date of Signing:

     /s/ Mark Polemeni     New York, NY/USA     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $40,305 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADIGICS INC                  NOTE 5.000%10/1  032515AD0    29150 29150000 PRN      SOLE                 29150000        0        0
APPLIED ENERGETICS INC         COM              03819M106       48   104348 SH  CALL SOLE                   104348        0        0
BIOMARIN PHARMACEUTICAL INC    NOTE 1.875% 4/2  09061GAD3     2089  2000000 PRN      SOLE                  2000000        0        0
CYCLACEL PHARMACEUTICALS INC   PFD CONV EX 6%   23254L207      180   123400 SH       SOLE                   123400        0        0
EMPIRE RESORTS INC             NOTE 8.000% 7/3  292052AB3      810  2700000 PRN      SOLE                  2700000        0        0
ENER1 INC                      COM NEW          29267A203     3163   457143 SH  CALL SOLE                   457143        0        0
ENERGY CONVERSION DEVICES IN   NOTE 3.000% 6/1  292659AA7     4226  5750000 PRN      SOLE                  5750000        0        0
EXIDE TECHNOLOGIES             *W EXP 05/05/201 302051123        9    44193 SH       SOLE                    44193        0        0
MENTOR GRAPHICS CORP           FRNT 8/0         587200AD8      162   170000 PRN      SOLE                   170000        0        0
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5      468   600000 PRN      SOLE                   600000        0        0